Schedule of Fair Value of Derivative Warrant Liability Assumptions (Details)		6 Months Ended	12 Months Ended
	Nov. 13, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | (per share)			$ 0.32	$ 0.42	$ 0.40	$ 0.56
Change in derivative liability		$ 10,503,941	$ 12,300,453	$ (18,843,947)
November 2019 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares	$ 0.18	$ 0.41
Fair value		$ 40,999
Change in derivative liability	$ (40,999)
November 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	0 days	317 days
November 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	100	100
November 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.30	0.64
November 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0	0
April 2020 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares	$ 0.18	$ 0.41
Fair value		$ 58,373
Change in derivative liability	$ (58,373)
April 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	0 days	317 days
April 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	100	100
April 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0.27	0.30		0.30
April 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0	0		0